Shareholder Fees {- Fidelity® Stock Selector All Cap Fund}	Nov. 28, 2020 USD ($)
09.30 Fidelity Stock Selector All Cap Fund-Retail PRO-09 | Fidelity® Stock Selector All Cap Fund
Shareholder Fees:
(fees paid directly from your investment)	none